Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2014	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,810	¥—	¥11,810	¥(9,552)	¥(360)	¥1,898
Receivables under resale agreements	10,346	(3,046)	7,300	(6,502)	(7)	791
Receivables under securities borrowing transactions	4,210	—	4,210	(3,614)	—	596

Total	¥26,366	¥(3,046)	¥23,320	¥(19,668)	¥(367)	¥3,285

Financial liabilities:
Derivative liabilities	¥11,765	¥—	¥11,765	¥(9,437)	¥(984)	¥1,344
Payables under repurchase agreements(1)	24,674	(3,046)	21,628	(21,345)	(5)	278
Payables under securities lending transactions	5,521	—	5,521	(4,795)	(9)	717
Obligations to return securities received as collateral	3,971	—	3,971	(220)	—	3,751

Total	¥45,931	¥(3,046)	¥42,885	¥(35,797)	¥(998)	¥6,090

	Gross amounts of recognized assets/ liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
At March 31, 2015				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,723	¥—	¥16,723	¥(13,145)	¥(732)	¥2,846
Receivables under resale agreements	10,184	(2,911)	7,273	(6,137)	—	1,136
Receivables under securities borrowing transactions	4,660	—	4,660	(4,227)	—	433

Total	¥31,567	¥(2,911)	¥28,656	¥(23,509)	¥(732)	¥4,415

Financial liabilities:
Derivative liabilities	¥16,924	¥—	¥16,924	¥(12,930)	¥(1,475)	¥2,519
Payables under repurchase agreements(1)	24,815	(2,911)	21,904	(21,710)	(3)	191
Payables under securities lending transactions	8,205	—	8,205	(5,808)	(16)	2,381
Obligations to return securities received as collateral	2,651	—	2,651	(273)	—	2,378

Total	¥52,595	¥(2,911)	¥49,684	¥(40,721)	¥(1,494)	¥7,469

Note:

(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥360,220 million and ¥1,175,858 million at March 31, 2014 and 2015, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.